SoFi Select 500 ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	2,097	$194,937
The Trade Desk, Inc. - Class A(a)	9,941	922,326
		1,117,263

Aerospace & Defense - 1.8%
General Dynamics Corp.	3,193	957,166
General Electric Co.(b)	31,229	5,157,157
Howmet Aerospace, Inc.	5,882	497,911
L3Harris Technologies, Inc.	2,712	609,739
Lockheed Martin Corp.	2,593	1,219,592
Northrop Grumman Corp.	1,574	709,512
RTX Corp.	16,692	1,799,564
The Boeing Co.(a)	11,859	2,106,277
TransDigm Group, Inc.	940	1,262,636
		14,319,554

Agriculture - 0.4%
Altria Group, Inc.	16,962	784,493
Archer-Daniels-Midland Co.	4,434	276,859
Bunge Global SA	1,222	131,475
Philip Morris International, Inc.	18,427	1,868,129
		3,060,956

Airlines - 0.2%
Delta Air Lines, Inc.	11,761	600,046
Southwest Airlines Co.	9,213	247,277
United Airlines Holdings, Inc.(a)	6,742	357,259
		1,204,582

Apparel - 0.2%
Deckers Outdoor Corp.(a)	353	386,154
Nike, Inc. - Class B(b)	13,056	1,240,973
		1,627,127

Auto Manufacturers - 1.2%
Cummins, Inc.	2,738	771,377
Ford Motor Co.	83,941	1,018,204
General Motors Co.	12,782	575,062
PACCAR, Inc.	8,774	943,205
Tesla, Inc.(a)	34,263	6,101,555
		9,409,403

Banks - 5.6%
Bank of America Corp.	171,907	6,874,561
Citigroup, Inc.	43,620	2,717,962
Citizens Financial Group, Inc.	7,230	255,147
Fifth Third Bancorp	11,308	423,145
First Citizens BancShares, Inc. - Class A	592	1,005,471
Huntington Bancshares, Inc.	26,326	366,458
JPMorgan Chase & Co.	66,273	13,428,898
KeyCorp	14,978	215,234
M&T Bank Corp.	3,704	561,526
Morgan Stanley	34,793	3,404,147
Northern Trust Corp.	4,962	417,999

Regions Financial Corp.	12,401	239,959
State Street Corp.	6,221	470,245
The Bank of New York Mellon Corp.	18,691	1,114,171
The Goldman Sachs Group, Inc.	7,713	3,521,139
The PNC Financial Services Group, Inc.	7,050	1,109,600
Truist Financial Corp.	33,931	1,280,895
U.S. Bancorp	32,547	1,319,781
Wells Fargo & Co.	78,986	4,732,841
		43,459,179

Beverages - 1.1%
Brown-Forman Corp. - Class B(b)	3,358	153,998
Constellation Brands, Inc. - Class A	6,629	1,658,774
Keurig Dr Pepper, Inc.	15,447	529,060
Monster Beverage Corp.(a)	14,066	730,307
PepsiCo, Inc.	15,052	2,602,491
The Coca-Cola Co.	46,758	2,942,481
		8,617,111

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc.(a)	3,346	496,647
Amgen, Inc.	6,267	1,916,762
Biogen, Inc.(a)	1,312	295,121
BioMarin Pharmaceutical, Inc.(a)	3,611	271,078
Corteva, Inc.	7,793	435,940
Gilead Sciences, Inc.	14,200	912,634
Illumina, Inc.(a)	1,977	206,162
Incyte Corp.(a)	3,385	195,619
Moderna, Inc.(a)	2,255	321,450
Regeneron Pharmaceuticals, Inc.(a)	1,238	1,213,438
Royalty Pharma PLC - Class A	16,328	447,551
Vertex Pharmaceuticals, Inc.(a)	3,223	1,467,561
		8,179,963

Building Materials - 0.5%
Builders FirstSource, Inc.(a)	847	136,189
Carrier Global Corp.(b)	9,388	593,228
CRH PLC(b)	8,176	668,470
Johnson Controls International PLC(b)	8,780	631,370
Martin Marietta Materials, Inc.	772	441,646
Masco Corp.	2,074	145,014
Trane Technologies PLC	2,575	843,209
Vulcan Materials Co.(b)	1,653	422,788
		3,881,914

Chemicals - 0.9%
Air Products and Chemicals, Inc.	2,098	559,537
Albemarle Corp.(b)	1,608	197,125
Celanese Corp.	1,273	193,547
CF Industries Holdings, Inc.(b)	1,191	94,958
Dow, Inc.	6,983	402,430
DuPont de Nemours, Inc.	4,605	378,347
Eastman Chemical Co.	1,028	104,167
Ecolab, Inc.	3,415	792,963
International Flavors & Fragrances, Inc.	2,561	246,317
Linde PLC	5,251	2,286,915
LyondellBasell Industries NV - Class A	2,536	252,129
PPG Industries, Inc.	2,875	377,804
The Mosaic Co.	2,059	63,685
The Sherwin-Williams Co.	2,923	888,007

Westlake Corp.	1,030	165,377
		7,003,308

Commercial Services - 1.5%
Automatic Data Processing, Inc.	4,736	1,159,941
Block, Inc.(a)	26,586	1,703,631
Booz Allen Hamilton Holding Corp.	1,710	260,279
Cintas Corp.	1,207	818,310
Corpay, Inc.(a)	847	226,717
CoStar Group, Inc.(a)	4,565	356,846
Equifax, Inc.(b)	1,475	341,300
Gartner, Inc.(a)	962	403,723
Global Payments, Inc.	10,414	1,060,666
Moody’s Corp.	2,164	859,086
PayPal Holdings, Inc.(a)	13,709	863,530
Quanta Services, Inc.	2,262	624,176
Rollins, Inc.	6,412	292,964
S&P Global, Inc.	4,099	1,752,364
TransUnion	3,020	217,198
United Rentals, Inc.	1,013	678,112
Verisk Analytics, Inc.	1,574	397,876
		12,016,719

Computers - 5.5%
Accenture PLC - Class A	6,931	1,956,552
Apple, Inc.	153,200	29,452,700
Cognizant Technology Solutions Corp. - Class A	5,065	335,050
Crowdstrike Holdings, Inc. - Class A(a)	10,985	3,445,665
Dell Technologies, Inc. - Class C	2,958	412,819
EPAM Systems, Inc.(a)	625	111,206
Fortinet, Inc.(a)	11,739	696,357
Hewlett Packard Enterprise Co.	16,159	285,206
HP, Inc.	8,980	327,770
International Business Machines Corp.	18,655	3,112,587
Leidos Holdings, Inc.	2,208	324,686
NetApp, Inc.	1,982	238,692
Seagate Technology Holdings PLC	1,478	137,809
Super Micro Computer, Inc.(a)(b)	1,715	1,345,435
Western Digital Corp.(a)(b)	2,273	171,134
Zscaler, Inc.(a)	4,832	821,247
		43,174,915

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	9,494	882,562
Kenvue, Inc.	20,845	402,309
The Estee Lauder Cos., Inc. - Class A	2,691	331,962
The Procter & Gamble Co.	24,586	4,045,380
		5,662,213

Distribution & Wholesale - 0.2%
Copart, Inc.(a)	11,779	624,994
Fastenal Co.	6,321	417,059
LKQ Corp.	3,438	147,937
W.W. Grainger, Inc.(b)	589	542,740
		1,732,730

Diversified Financial Services - 3.4%
American Express Co.	10,459	2,510,160
Ameriprise Financial, Inc.	1,343	586,367
Apollo Global Management, Inc.	17,644	2,049,527

Ares Management Corp. - Class A(b)	4,440	622,355
BlackRock, Inc.	1,745	1,347,192
Capital One Financial Corp.	5,633	775,270
Cboe Global Markets, Inc.	1,407	243,397
CME Group, Inc.	4,475	908,336
Coinbase Global, Inc. - Class A(a)	7,526	1,700,274
Discover Financial Services	4,458	546,818
Franklin Resources, Inc.(b)	6,032	142,355
Intercontinental Exchange, Inc.	7,352	984,433
LPL Financial Holdings, Inc.	997	285,351
Mastercard, Inc. - Class A	12,343	5,518,185
Nasdaq, Inc.	5,921	349,517
Raymond James Financial, Inc.	2,746	337,072
Synchrony Financial	7,285	319,083
T. Rowe Price Group, Inc.	2,284	269,124
The Charles Schwab Corp.	21,533	1,577,938
Visa, Inc. - Class A	20,679	5,634,200
		26,706,954

Electric - 1.5%
Alliant Energy Corp.	2,363	121,671
Ameren Corp.	2,413	177,042
American Electric Power Co., Inc.	5,173	466,863
Avangrid, Inc.	4,172	150,234
CenterPoint Energy, Inc.	5,478	167,134
CMS Energy Corp.	2,479	156,003
Consolidated Edison, Inc.	3,104	293,483
Constellation Energy Corp.	9,617	2,089,293
Dominion Energy, Inc.	7,270	391,998
DTE Energy Co.	1,409	164,191
Duke Energy Corp.	7,688	796,246
Edison International	4,126	317,083
Entergy Corp.	1,939	218,118
Evergy, Inc.	2,060	112,600
Eversource Energy	5,486	324,936
Exelon Corp.	12,233	459,349
FirstEnergy Corp.	8,458	340,519
NextEra Energy, Inc.	18,851	1,508,457
PG&E Corp.	26,826	497,354
PPL Corp.	8,459	248,102
Public Service Enterprise Group, Inc.	4,430	335,617
Sempra	6,484	499,463
The AES Corp.	15,215	328,492
The Southern Co.	8,930	715,650
Vistra Corp.	3,629	359,561
WEC Energy Group, Inc.	2,785	225,669
Xcel Energy, Inc.	5,107	283,183
		11,748,311

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	2,680	454,474
Eaton Corp PLC	5,190	1,727,492
Emerson Electric Co.	5,151	577,736
		2,759,702

Electronics - 0.5%
Amphenol Corp. - Class A	5,802	768,011
Fortive Corp.	4,471	332,821
Garmin Ltd.	2,109	345,560
Honeywell International, Inc.	7,010	1,417,352

Hubbell, Inc.(b)	699	271,834
Keysight Technologies, Inc.(a)	1,707	236,385
Mettler-Toledo International, Inc.(a)	194	272,393
		3,644,356

Energy - Alternate Sources - 0.2%
Enphase Energy, Inc.(a)(b)	1,092	139,667
First Solar, Inc.(a)(b)	4,538	1,233,247
		1,372,914

Engineering & Construction - 0.0%(c)
Jacobs Solutions, Inc.	1,566	218,206

Entertainment - 0.1%
DraftKings, Inc. - Class A(a)	13,613	478,225
Live Nation Entertainment, Inc.(a)(b)	5,352	501,696
		979,921

Environmental Control - 0.2%
Republic Services, Inc.	3,873	717,241
Veralto Corp.	2,480	244,478
Waste Management, Inc.	4,433	934,166
		1,895,885

Food - 0.6%
Campbell Soup Co.(b)	2,899	128,658
Conagra Brands, Inc.	4,981	148,832
General Mills, Inc.	5,479	376,681
Hormel Foods Corp.	5,032	155,891
Kellanova	2,879	173,719
Lamb Weston Holdings, Inc.(b)	2,821	249,066
McCormick & Co., Inc.	2,658	191,961
Mondelez International, Inc. - Class A	17,972	1,231,621
Sysco Corp.	5,999	436,847
The Hershey Co.	1,595	315,539
The J.M. Smucker Co.	3,246	362,383
The Kraft Heinz Co.	13,269	469,325
The Kroger Co.	7,873	412,309
Tyson Foods, Inc. - Class A	3,035	173,754
		4,826,586

Forest Products & Paper - 0.0%(c)
International Paper Co.(b)	3,340	150,601

Gas - 0.0%(c)
Atmos Energy Corp.	1,233	142,929

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	613	167,263
Stanley Black & Decker, Inc.	1,701	148,276
		315,539

Healthcare - Products - 2.4%
Abbott Laboratories	16,187	1,654,149
Agilent Technologies, Inc.(b)	2,851	371,799
Align Technology, Inc.(a)	961	247,179
Baxter International, Inc.	18,268	622,756
Boston Scientific Corp.(a)	26,137	1,975,173
Danaher Corp.	5,832	1,497,658
Edwards Lifesciences Corp.(a)	7,467	648,808

Exact Sciences Corp.(a)(b)	3,160	143,622
GE HealthCare Technologies, Inc.	5,573	434,694
Hologic, Inc.(a)	2,061	152,061
IDEXX Laboratories, Inc.(a)	1,010	501,919
Insulet Corp.(a)	2,782	492,943
Intuitive Surgical, Inc.(a)	5,244	2,108,717
Medtronic PLC	15,614	1,270,511
ResMed, Inc.(b)	1,729	356,745
Revvity, Inc.	1,179	128,817
Solventum Corp.(a)	1,597	94,766
STERIS PLC(b)	3,640	811,283
Stryker Corp.	5,224	1,781,854
Teleflex, Inc.	564	117,915
The Cooper Cos, Inc.	2,794	263,502
Thermo Fisher Scientific, Inc.	3,519	1,998,722
Waters Corp.(a)	553	170,822
West Pharmaceutical Services, Inc.	775	256,843
Zimmer Biomet Holdings, Inc.	3,816	439,412
		18,542,670

Healthcare - Services - 1.4%
Centene Corp.(a)	7,585	543,010
Elevance Health, Inc.	2,766	1,489,436
HCA Healthcare, Inc.(b)	2,940	998,865
Humana, Inc.	1,579	565,471
IQVIA Holdings, Inc.(a)(b)	2,087	457,241
Labcorp Holdings, Inc.	811	158,072
Molina Healthcare, Inc.(a)	825	259,529
Quest Diagnostics, Inc.	934	132,600
UnitedHealth Group, Inc.	12,001	5,944,935
		10,549,159

Home Builders - 0.2%
D.R. Horton, Inc.	3,806	562,527
Lennar Corp. - Class A	2,512	402,799
NVR, Inc.(a)	29	222,741
PulteGroup, Inc.	2,018	236,752
		1,424,819

Household Products & Wares - 0.2%
Avery Dennison Corp.	718	163,410
Church & Dwight Co., Inc.	3,171	339,329
Kimberly-Clark Corp.	3,215	428,559
The Clorox Co.(b)	3,697	486,377
		1,417,675

Insurance - 4.0%
Aflac, Inc.(b)	5,125	460,584
American International Group, Inc.(b)	5,032	396,622
Aon PLC - Class A	2,432	684,948
Arch Capital Group Ltd.(a)	8,446	866,813
Arthur J Gallagher & Co.(b)	3,491	884,375
Berkshire Hathaway, Inc. - Class B(a)	34,259	14,196,930
Brown & Brown, Inc.	4,340	388,473
Chubb Ltd.	6,136	1,661,752
Cincinnati Financial Corp.(b)	5,157	606,360
CNA Financial Corp.(b)	3,377	155,139
Erie Indemnity Co. - Class A(b)	647	234,492
Everest Group Ltd.	942	368,256
Markel Group, Inc.(a)	477	783,038

Marsh & McLennan Cos., Inc.	6,181	1,283,052
MetLife, Inc.	9,834	711,687
Principal Financial Group, Inc.	1,994	163,588
Prudential Financial, Inc.	5,367	645,918
The Allstate Corp.	10,038	1,681,566
The Hartford Financial Services Group, Inc.	3,688	381,524
The Progressive Corp.	17,415	3,677,700
The Travelers Cos., Inc.	3,090	666,513
W.R. Berkley Corp.	3,309	268,128
Willis Towers Watson PLC	1,249	318,857
		31,486,315

Internet - 16.6%
Airbnb, Inc. - Class A(a)	7,219	1,046,250
Alphabet, Inc. - Class A(a)	68,588	11,831,430
Alphabet, Inc. - Class C(a)	65,816	11,449,351
Amazon.com, Inc.(a)	392,931	69,328,746
Booking Holdings, Inc.	578	2,182,730
CDW Corp.	1,331	297,638
DoorDash, Inc. - Class A(a)(b)	8,321	916,225
eBay, Inc.	8,712	472,365
Expedia Group, Inc.(a)	2,198	248,066
Gen Digital, Inc.	11,774	292,348
GoDaddy, Inc. - Class A(a)	2,251	314,307
Meta Platforms, Inc. - Class A	41,869	19,545,705
Netflix, Inc.(a)	6,241	4,004,351
Okta, Inc.(a)	3,397	301,246
Palo Alto Networks, Inc.(a)	11,902	3,510,019
Pinterest, Inc. - Class A(a)	21,707	900,624
Snap, Inc. - Class A(a)	10,578	158,882
Uber Technologies, Inc.(a)	39,890	2,575,298
VeriSign, Inc.(a)	1,169	203,780
		129,579,361

Iron & Steel - 0.1%
Nucor Corp.	2,041	344,623
Reliance, Inc.(b)	519	156,105
Steel Dynamics, Inc.	1,262	168,944
		669,672

Leisure Time - 0.2%
Carnival Corp.(a)(b)	54,718	825,147
Royal Caribbean Cruises Ltd.(a)	7,010	1,035,237
		1,860,384

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	3,747	751,648
Las Vegas Sands Corp.(b)	26,855	1,209,281
Marriott International, Inc. - Class A	3,755	868,044
MGM Resorts International(a)	4,443	178,475
		3,007,448

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	7,135	2,415,340
GE Vernova, Inc.(a)	5,551	976,421
Vertiv Holdings Co. - Class A	10,544	1,034,050
		4,425,811

Machinery - Diversified - 0.5%
Deere & Co.	3,210	1,202,980

Dover Corp.	1,318	242,275
IDEX Corp.	794	165,660
Ingersoll Rand, Inc.	5,920	550,856
Otis Worldwide Corp.	4,622	458,502
Rockwell Automation, Inc.	1,564	402,777
Westinghouse Air Brake Technologies Corp.	2,453	415,121
Xylem, Inc.	4,755	670,550
		4,108,721

Media - 0.8%
Charter Communications, Inc. - Class A(a)(b)	1,445	414,889
Comcast Corp. - Class A	54,387	2,177,112
FactSet Research Systems, Inc.(b)	455	183,938
Sirius XM Holdings, Inc.(b)	39,899	112,515
The Walt Disney Co.	26,600	2,764,006
Warner Bros Discovery, Inc.(a)(b)	48,301	398,000
		6,050,460

Mining - 0.3%
Freeport-McMoRan, Inc.	14,476	763,319
Newmont Corp.(b)	10,920	457,985
Southern Copper Corp.(b)	7,673	910,230
		2,131,534

Miscellaneous Manufacturers - 0.4%
3M Co.	4,804	481,073
Axon Enterprise, Inc.(a)	1,273	358,566
Carlisle Cos., Inc.	320	133,853
Illinois Tool Works, Inc.	3,101	752,768
Parker-Hannifin Corp.	2,033	1,080,580
Teledyne Technologies, Inc.(a)	512	203,238
Textron, Inc.	2,369	207,548
		3,217,626

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A(a)(b)	370	115,566

Oil & Gas - 1.5%
Chevron Corp.	14,598	2,369,255
ConocoPhillips	8,350	972,608
Coterra Energy, Inc.	4,997	142,514
Devon Energy Corp.	4,657	228,566
Diamondback Energy, Inc.	1,566	312,041
EOG Resources, Inc.	4,492	559,479
Exxon Mobil Corp.	36,298	4,256,303
Hess Corp.	2,792	430,247
Marathon Oil Corp.	4,758	137,792
Marathon Petroleum Corp.	3,096	546,785
Occidental Petroleum Corp.	6,415	400,938
Phillips 66	3,829	544,139
Valero Energy Corp.	2,664	418,621
		11,319,288

Oil & Gas Services - 0.3%
Baker Hughes Co.	25,984	869,944
Halliburton Co.	13,308	488,404
Schlumberger NV	23,119	1,060,931
		2,419,279

Packaging & Containers - 0.0%(c)
Ball Corp.	2,668	185,239
Packaging Corp of America	801	146,976
		332,215

Pharmaceuticals - 5.2%
AbbVie, Inc.	24,155	3,894,752
Becton Dickinson & Co.	3,974	921,849
Bristol-Myers Squibb Co.	20,926	859,849
Cardinal Health, Inc.	5,170	513,226
Cencora, Inc.	2,716	615,364
CVS Health Corp.	21,852	1,302,379
Dexcom, Inc.(a)	7,080	840,891
Eli Lilly & Co.	15,299	12,550,382
Johnson & Johnson	24,411	3,580,361
McKesson Corp.	1,554	885,143
Merck & Co., Inc.	80,792	10,142,628
Pfizer, Inc.	67,454	1,933,232
The Cigna Group	3,248	1,119,326
Viatris, Inc.	35,307	374,254
Zoetis, Inc.(b)	4,903	831,353
		40,364,989

Pipelines - 0.2%
Cheniere Energy, Inc.	3,450	544,376
Kinder Morgan, Inc.	16,605	323,631
ONEOK, Inc.	4,763	385,803
Targa Resources Corp.	1,667	197,089
The Williams Cos., Inc.	10,701	444,199
		1,895,098

Private Equity - 0.6%
Blackstone, Inc.	6,847	825,064
KKR & Co., Inc.	35,247	3,624,801
		4,449,865

Real Estate - 0.0%(c)
CBRE Group, Inc. - Class A(a)	3,190	280,943

Retail - 3.4%
AutoZone, Inc.(a)	188	520,749
Best Buy Co., Inc.	2,069	175,493
Burlington Stores, Inc.(a)(b)	883	211,964
CarMax, Inc.(a)(b)	1,364	95,835
Chipotle Mexican Grill, Inc.(a)	374	1,170,440
Costco Wholesale Corp.	4,913	3,978,990
Darden Restaurants, Inc.(b)	1,390	209,042
Dollar General Corp.(b)	2,255	308,732
Dollar Tree, Inc.(a)	2,925	345,004
Domino’s Pizza, Inc.	325	165,289
Genuine Parts Co.	1,363	196,463
Lowe’s Cos., Inc.	5,043	1,115,965
McDonald’s Corp.	8,782	2,273,572
O’Reilly Automotive, Inc.(a)	770	741,710
Ross Stores, Inc.	4,127	576,790
Starbucks Corp.	16,664	1,336,786
Target Corp.	5,133	801,569
The Home Depot, Inc.	9,345	3,129,360
The TJX Cos., Inc.	13,353	1,376,694
Tractor Supply Co.(b)	1,019	290,711
Ulta Beauty, Inc.(a)	582	229,942

Walgreens Boots Alliance, Inc.	20,476	332,121
Walmart, Inc.	96,744	6,361,885
Williams-Sonoma, Inc.	543	159,218
Yum! Brands, Inc.(b)	3,108	427,132
		26,531,456

Semiconductors - 18.7%
Advanced Micro Devices, Inc.(a)	42,247	7,051,024
Analog Devices, Inc.	4,314	1,011,590
Applied Materials, Inc.	8,803	1,893,349
Broadcom, Inc.	6,963	9,250,694
Entegris, Inc.	2,376	300,208
GLOBALFOUNDRIES, Inc.(a)(b)	4,564	223,636
Intel Corp.	56,783	1,751,756
KLA Corp.	1,219	925,867
Lam Research Corp.	1,017	948,291
Marvell Technology, Inc.	8,912	613,235
Microchip Technology, Inc.	5,496	534,376
Micron Technology, Inc.	9,020	1,127,500
Monolithic Power Systems, Inc.	520	382,528
NVIDIA Corp.	106,377	116,624,296
ON Semiconductor Corp.(a)	3,935	287,412
Qorvo, Inc.(a)	1,160	114,132
QUALCOMM, Inc.	9,325	1,902,766
Skyworks Solutions, Inc.	1,486	137,693
Teradyne, Inc.(b)	1,103	155,457
Texas Instruments, Inc.	6,708	1,308,127
		146,543,937

Software - 10.2%
Adobe, Inc.(a)	6,105	2,715,260
Akamai Technologies, Inc.(a)	1,877	173,134
ANSYS, Inc.(a)	1,130	358,718
AppLovin Corp. - Class A(a)	6,089	496,132
Aspen Technology, Inc.(a)(b)	866	182,423
Atlassian Corp. - Class A(a)	3,838	602,029
Autodesk, Inc.(a)	3,046	614,074
Broadridge Financial Solutions, Inc.	1,476	296,336
Cadence Design Systems, Inc.(a)	4,175	1,195,344
Cloudflare, Inc. - Class A(a)	6,795	459,953
Datadog, Inc. - Class A(a)	14,049	1,547,919
DocuSign, Inc.(a)	7,751	424,290
Electronic Arts, Inc.	3,235	429,867
Fair Isaac Corp.(a)	319	411,488
Fidelity National Information Services, Inc.	8,537	647,787
Fiserv, Inc.(a)	7,722	1,156,447
HubSpot, Inc.(a)	1,146	700,263
Intuit, Inc.	4,019	2,316,712
Jack Henry & Associates, Inc.	842	138,660
Microsoft Corp.	90,876	37,725,354
MicroStrategy, Inc. - Class A(a)(b)	192	292,702
MongoDB, Inc.(a)(b)	1,560	368,254
MSCI, Inc.	1,163	575,894
Oracle Corp.	38,137	4,469,275
Palantir Technologies, Inc. - Class A(a)	49,169	1,065,984
Paychex, Inc.(b)	4,005	481,241
Paycom Software, Inc.	903	131,224
PTC, Inc.(a)(b)	1,863	328,335
ROBLOX Corp. - Class A(a)	8,359	281,030
Roper Technologies, Inc.	1,468	782,092
Salesforce, Inc.	39,063	9,157,930

ServiceNow, Inc.(a)	6,414	4,213,549
Snowflake, Inc. - Class A(a)	6,734	917,036
SS&C Technologies Holdings, Inc.	2,987	185,343
Synopsys, Inc.(a)	2,467	1,383,494
Take-Two Interactive Software, Inc.(a)	1,963	314,787
Twilio, Inc. - Class A(a)	2,612	149,929
Tyler Technologies, Inc.(a)	437	209,917
Veeva Systems, Inc. - Class A(a)	2,187	381,085
Workday, Inc. - Class A(a)	5,683	1,201,670
Zoom Video Communications, Inc. - Class A(a)	6,627	406,500
		79,889,461

Telecommunications - 1.5%
Arista Networks, Inc.(a)	6,005	1,787,388
AT&T, Inc.	109,784	2,000,264
Cisco Systems, Inc.	47,949	2,229,629
Corning, Inc.	8,059	300,278
Motorola Solutions, Inc.	2,101	766,676
T-Mobile US, Inc.	16,997	2,973,795
Verizon Communications, Inc.	42,291	1,740,275
		11,798,305

Transportation - 0.6%
CSX Corp.	19,444	656,235
Expeditors International of Washington, Inc.	983	118,845
FedEx Corp.	2,484	630,836
J.B. Hunt Transport Services, Inc.	857	137,763
Norfolk Southern Corp.	2,196	493,661
Old Dominion Freight Line, Inc.	2,312	405,178
Union Pacific Corp.	5,667	1,319,391
United Parcel Service, Inc. - Class B	6,004	834,136
		4,596,045

Water - 0.0%(c)
American Water Works Co., Inc.	2,235	292,271
TOTAL COMMON STOCKS (Cost $600,169,620)		768,529,214

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Alexandria Real Estate Equities, Inc.(b)	4,224	502,656
American Tower Corp.	5,843	1,143,709
AvalonBay Communities, Inc.	1,406	270,908
Crown Castle, Inc.	3,990	408,975
Digital Realty Trust, Inc.	4,767	692,836
Equinix, Inc.	1,324	1,010,186
Equity Residential	3,774	245,423
Essex Property Trust, Inc.	622	161,589
Extra Space Storage, Inc.	3,672	531,595
Healthpeak Properties, Inc.	7,034	139,977
Host Hotels & Resorts, Inc.(b)	7,938	142,408
Invitation Homes, Inc.	7,848	273,032
Iron Mountain, Inc.	3,765	303,798
Mid-America Apartment Communities, Inc.	1,164	155,638
Prologis, Inc.	16,955	1,873,358
Public Storage	1,796	491,799
Realty Income Corp.	13,101	695,139
SBA Communications Corp.	1,206	237,196
Simon Property Group, Inc.	3,583	542,144
Sun Communities, Inc.	1,554	183,356
UDR, Inc.	6,134	236,895
Ventas, Inc.	4,150	208,579

VICI Properties, Inc.	21,728	623,811
W.P. Carey, Inc.(b)	2,721	153,464
Welltower, Inc.	10,127	1,049,866
Weyerhaeuser Co.	5,363	161,051
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,431,564)		12,439,388

CONTINGENT VALUE RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%(c)
ABIOMED, Inc., Expires , Exercise Price $0.00(a)(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.3%
Investments Purchased with Proceeds from Securities Lending - 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51%(e)	25,116,953	25,116,953

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.24%(e)	875,688	875,688
TOTAL SHORT-TERM INVESTMENTS (Cost $25,992,641)		25,992,641

TOTAL INVESTMENTS - 103.1% (Cost $638,593,825)		$806,961,243
Liabilities in Excess of Other Assets - (3.1)%		(24,461,484)
TOTAL NET ASSETS - 100.0%		$782,499,759

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $24,582,710 which represented 3.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2024:

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$768,529,214	$—	$—		$768,529,214
Real Estate Investment Trusts	12,439,388	—	—		12,439,388
Contingent Value Rights	—	—	0	(a)	0	(a)
Investments Purchased with Proceeds from Securities Lending(b)	25,116,953	—	—		25,116,953
Money Market Funds	875,688	—	—		875,688
Total Investments	$806,961,243	$—	$0	(a)	$806,961,243

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Common Stock
Balance as of February 29, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Corporate actions	—
Balance as of May 31, 2024	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at May 31, 2024:	$—